Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 106,000,000	$ 139,000,000	$ 687,000,000	$ 612,000,000	$ 551,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of investee	(1,000,000)	0	4,000,000	2,000,000	(105,000,000)
Deferred income taxes	(22,000,000)	(26,000,000)	(134,000,000)	(116,000,000)	(104,000,000)
Foreign currency loss (gain)	1,000,000	(6,000,000)	(2,000,000)	2,000,000	8,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Change in fair value of interest rate swaps and noncash interest	(10,000,000)	(9,000,000)	(39,000,000)	(42,000,000)	73,000,000
Loss on extinguishment of debt	41,000,000	0			(22,000,000)
Stock-based compensation	10,000,000	5,000,000	34,000,000	22,000,000	18,000,000
Change in other long-term liabilities	4,000,000	10,000,000	2,000,000	(1,000,000)
Effects of changes in working capital items	(88,000,000)	161,000,000	128,000,000	(235,000,000)	240,000,000
Net cash provided by operating activities	175,000,000	401,000,000	1,206,000,000	818,000,000	1,204,000,000
Investing activities:
Capital expenditures, net	(33,000,000)	(45,000,000)	(246,000,000)	(259,000,000)	(220,000,000)
Expenditures for cable and satellite television distribution rights, net	(25,000,000)	(2,000,000)	(2,000,000)	(2,000,000)	(4,000,000)
Cash paid for acquisitions of businesses, net of cash received	0	(16,000,000)	(95,000,000)
Changes in other noncurrent assets	(4,000,000)	0	(3,000,000)	4,000,000	(7,000,000)
Net cash used in investing activities	(62,000,000)	(63,000,000)	(344,000,000)	(256,000,000)	(9,000,000)
Financing activities:
Principal payments of debt and capital lease obligations	(1,168,000,000)	(319,000,000)	(1,246,000,000)	(837,000,000)	(4,142,000,000)
Principal borrowings of debt from senior secured credit facility	240,000,000	275,000,000	1,717,000,000	465,000,000	1,905,000,000
Proceeds from issuance of senior secured notes	1,050,000,000	0	500,000,000		1,000,000,000
Payment of debt origination fees	(14,000,000)	0	(7,000,000)		(27,000,000)
Payment of bond premium fees	(33,000,000)	0
Other financing activities	4,000,000	0	20,000,000
Dividends paid to Liberty, net	(244,000,000)	(238,000,000)	(1,817,000,000)	(205,000,000)	(9,000,000)
Dividend paid to noncontrolling interest	25,000,000	29,000,000	29,000,000	50,000,000	63,000,000
Net cash used in financing activities	(190,000,000)	(311,000,000)	(862,000,000)	(627,000,000)	(1,336,000,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(24,000,000)	(9,000,000)	(20,000,000)	4,000,000	14,000,000
Net (decrease) increase in cash and cash equivalents	(101,000,000)	18,000,000	(20,000,000)	(61,000,000)	(127,000,000)
Cash and cash equivalents, beginning of period	540,000,000	560,000,000	560,000,000	621,000,000	748,000,000
Cash and cash equivalents, end of period	439,000,000	578,000,000	540,000,000	560,000,000	621,000,000
Effects of changes in working capital items:
Decrease in accounts receivable	274,000,000	308,000,000	(50,000,000)	(167,000,000)	356,000,000
Increase in inventories	(36,000,000)	(50,000,000)	2,000,000	29,000,000	(66,000,000)
(Increase) decrease in prepaid expenses	(2,000,000)	3,000,000	3,000,000	(1,000,000)	(15,000,000)
Decrease in accounts payable-trade	(130,000,000)	(48,000,000)	88,000,000	(29,000,000)	50,000,000
Decrease in accrued liabilities and other	(194,000,000)	(52,000,000)	85,000,000	(67,000,000)	(85,000,000)
Effects of changes in working capital items	$ (88,000,000)	$ 161,000,000	$ 128,000,000	$ (235,000,000)	$ 240,000,000